March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Resources & Commodities Strategy Trust (BCX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 8.8%
CF Industries Holdings, Inc.(a)(b)	77,909	$ 6,088,589
Corteva, Inc.(a)	478,912	30,137,932
Nutrien Ltd.	658,736	32,719,417
		68,945,938
Construction Materials — 2.2%
CRH PLC	92,293	8,119,015
Heidelberg Materials AG	51,140	8,815,386
		16,934,401
Containers & Packaging — 9.1%
Graphic Packaging Holding Co.	688,552	17,874,810
International Paper Co.	123,209	6,573,178
Packaging Corp. of America(b)	99,997	19,801,406
Smurfit WestRock PLC	613,770	27,656,476
		71,905,870
Energy Equipment & Services — 0.8%
TechnipFMC PLC	200,622	6,357,711
Food Products — 1.0%
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056)(c)(d)(e)	18,993,283	8,105,909
Metals & Mining — 38.8%
Anglo American Platinum Ltd.	115,865	4,659,901
Anglo American PLC	1,004,629	28,158,098
Anglogold Ashanti PLC	162,692	6,039,127
ArcelorMittal SA, ADR	231,756	6,686,170
Barrick Gold Corp.	1,300,716	25,285,919
BHP Group Ltd., ADR(f)	244,374	11,861,914
First Quantum Minerals Ltd.(d)	843,547	11,342,646
Freeport-McMoRan, Inc.(a)	404,599	15,318,118
Glencore PLC	3,393,334	12,420,032
Ivanhoe Mines Ltd., Class A(d)	569,127	4,832,863
Kinross Gold Corp.	634,437	8,000,251
Newmont Corp.(a)	318,876	15,395,333
Norsk Hydro ASA	4,832,947	27,939,214
Polyus PJSC(c)(d)	1,047,320	12
Rio Tinto PLC	415,333	24,924,208
Teck Resources Ltd., Class B	404,229	14,726,062
U.S. Steel Corp.	350,647	14,818,342
Vale SA, ADR	3,018,095	30,120,588
Wheaton Precious Metals Corp.	556,831	43,226,791
		305,755,589
Oil, Gas & Consumable Fuels — 31.5%
BP PLC	4,351,735	24,419,541
Chevron Corp.(a)(b)	181,547	30,370,998
EOG Resources, Inc.	106,471	13,653,841
EQT Corp.	160,338	8,566,859
Exxon Mobil Corp.(b)	428,960	51,016,213
Gazprom PJSC(c)(d)	5,430,000	641
Hess Corp.	85,135	13,598,614
Permian Resources Corp.	380,431	5,268,969
Shell PLC, ADR(b)	929,433	68,108,850
Suncor Energy, Inc.	438,232	16,968,338
Targa Resources Corp.	39,121	7,842,587
Williams Cos., Inc.	145,478	8,693,765
		248,509,216
Paper & Forest Products — 2.9%
Mondi PLC	647,220	9,654,719
Security	Shares	Value
Paper & Forest Products (continued)
Precious Woods Holding AG, Registered Shares(d)	20,000	$ 124,336
UPM-Kymmene OYJ	497,616	13,350,186
		23,129,241
Total Common Stocks — 95.1% (Cost: $678,778,056)		749,643,875

	Par (000)
Corporate Bonds
Metals & Mining — 0.9%
Allied Gold Corp., 8.75%, 09/07/28(d)(g)(h)	$7,200	7,200,000
Total Corporate Bonds — 0.9% (Cost: $7,200,000)		7,200,000
Total Long-Term Investments — 96.0% (Cost: $685,978,056)		756,843,875

	Shares
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(i)(j)(k)	4,237,304	4,239,423
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(i)(j)	36,071,819	36,071,819
Total Short-Term Securities — 5.1% (Cost: $40,311,242)		40,311,242
Total Investments Before Options Written — 101.1% (Cost: $726,289,298)		797,155,117
Options Written — (0.8)% (Premiums Received: $(6,368,452))		(6,024,323)
Total Investments, Net of Options Written — 100.3% (Cost: $719,920,846)		791,130,794
Liabilities in Excess of Other Assets — (0.3)%		(2,508,718)
Net Assets — 100.0%		$ 788,622,076

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $8,105,909, representing 1.0% of its net assets as of period end, and an original cost of $10,198,056.

(f)	All or a portion of this security is on loan.
(g)	Convertible security.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,847,286	$ 2,394,001 (a)	$ —	$ (2,004)	$ 140	$ 4,239,423	4,237,304	$ 8,523 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	28,918,529	7,153,290 (a)	—	—	—	36,071,819	36,071,819	224,583	—
				$ (2,004)	$ 140	$ 40,311,242		$ 233,106	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	254	04/04/25	USD	162.50	USD	4,249	$ (144,145)
EOG Resources, Inc.	160	04/04/25	USD	128.00	USD	2,052	(30,000)
EQT Corp.	296	04/04/25	USD	52.00	USD	1,582	(55,056)
First Quantum Minerals Ltd.	504	04/04/25	CAD	19.50	CAD	975	(18,387)
Teck Resources Ltd., Class B	584	04/04/25	USD	43.00	USD	2,128	(14,600)
U.S. Steel Corp.	233	04/04/25	USD	42.00	USD	985	(46,833)
Vale SA, ADR	1,500	04/04/25	USD	10.50	USD	1,497	(3,750)
Williams Cos., Inc.	264	04/04/25	USD	59.00	USD	1,578	(33,660)
ArcelorMittal SA, ADR	100	04/11/25	USD	32.00	USD	289	(1,500)
EQT Corp.	297	04/11/25	USD	52.00	USD	1,587	(70,538)
Hess Corp.	299	04/11/25	USD	150.00	USD	4,776	(309,465)
Shell PLC, ADR	394	04/11/25	USD	69.00	USD	2,887	(181,240)
Vale SA, ADR	1,127	04/11/25	USD	9.85	USD	1,125	(33,241)
Williams Cos., Inc.	274	04/11/25	USD	57.00	USD	1,637	(87,680)
Barrick Gold Corp.	945	04/17/25	USD	20.00	USD	1,837	(31,185)
BHP Group Ltd., ADR	716	04/17/25	USD	51.49	USD	3,475	(18,315)
Chevron Corp.	272	04/17/25	USD	160.00	USD	4,550	(218,280)
Corteva, Inc.	896	04/17/25	USD	66.71	USD	5,639	(48,414)
Exxon Mobil Corp.	440	04/17/25	USD	115.00	USD	5,233	(224,400)
First Quantum Minerals Ltd.	465	04/17/25	CAD	20.00	CAD	900	(23,912)
Freeport-McMoRan, Inc.	660	04/17/25	USD	40.00	USD	2,499	(44,550)
Hess Corp.	8	04/17/25	USD	160.00	USD	128	(2,080)
Nutrien Ltd.	1,602	04/17/25	USD	52.50	USD	7,957	(56,070)
Packaging Corp. of America	178	04/17/25	USD	220.00	USD	3,525	(3,115)
Permian Resources Corp.	775	04/17/25	USD	15.00	USD	1,073	(9,688)
Smurfit WestRock PLC	733	04/17/25	USD	55.00	USD	3,303	(25,655)
Suncor Energy, Inc.	407	04/17/25	CAD	58.00	CAD	2,268	(7,495)
Targa Resources Corp.	110	04/17/25	USD	210.00	USD	2,205	(28,600)
TechnipFMC PLC	405	04/17/25	USD	30.00	USD	1,283	(86,062)
Vale SA, ADR	1,500	04/17/25	USD	10.00	USD	1,497	(39,750)
Vale SA, ADR	1,127	04/22/25	USD	9.85	USD	1,125	(43,752)
ArcelorMittal SA, ADR	192	04/25/25	USD	32.00	USD	554	(4,800)
Barrick Gold Corp.	590	04/25/25	USD	19.00	USD	1,147	(53,100)
CF Industries Holdings, Inc.	190	04/25/25	USD	83.00	USD	1,485	(19,000)
CRH PLC	127	04/25/25	USD	100.00	USD	1,117	(8,890)
Exxon Mobil Corp.	400	04/25/25	USD	118.00	USD	4,757	(140,000)
Shell PLC, ADR	525	04/25/25	USD	69.00	USD	3,847	(252,000)
Suncor Energy, Inc.	407	04/25/25	CAD	56.00	CAD	2,268	(32,525)
Teck Resources Ltd., Class B	539	04/25/25	USD	44.00	USD	1,964	(21,021)
U.S. Steel Corp.	321	04/25/25	USD	42.00	USD	1,357	(123,585)
Vale SA, ADR	1,969	04/25/25	USD	10.50	USD	1,965	(28,551)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ArcelorMittal SA, ADR	565	05/02/25	USD	33.00	USD	1,630	$ (14,125)
Barrick Gold Corp.	649	05/02/25	USD	20.00	USD	1,262	(26,934)
Chevron Corp.	270	05/02/25	USD	167.50	USD	4,517	(118,800)
EOG Resources, Inc.	226	05/02/25	USD	132.00	USD	2,898	(59,890)
Exxon Mobil Corp.	163	05/02/25	USD	115.00	USD	1,939	(103,912)
Exxon Mobil Corp.	384	05/02/25	USD	119.00	USD	4,567	(144,960)
First Quantum Minerals Ltd.	1,076	05/02/25	CAD	22.50	CAD	2,082	(34,021)
Freeport-McMoRan, Inc.	418	05/02/25	USD	46.00	USD	1,583	(13,376)
Hess Corp.	7	05/02/25	USD	162.50	USD	112	(1,925)
International Paper Co.	227	05/02/25	USD	59.00	USD	1,211	(11,350)
Shell PLC, ADR	794	05/02/25	USD	69.00	USD	5,818	(393,030)
Shell PLC, ADR	927	05/02/25	USD	72.00	USD	6,793	(247,972)
Suncor Energy, Inc.	376	05/02/25	CAD	55.00	CAD	2,095	(50,428)
Suncor Energy, Inc.	215	05/02/25	CAD	57.00	CAD	1,198	(13,297)
Teck Resources Ltd., Class B	186	05/02/25	USD	45.00	USD	678	(3,348)
U.S. Steel Corp.	393	05/02/25	USD	45.00	USD	1,661	(117,114)
Vale SA, ADR	1,971	05/02/25	USD	10.50	USD	1,967	(33,507)
Barrick Gold Corp.	1,702	05/16/25	USD	21.00	USD	3,309	(66,378)
BHP Group Ltd., ADR	487	05/16/25	USD	52.50	USD	2,364	(26,785)
CF Industries Holdings, Inc.	100	05/16/25	USD	82.50	USD	782	(28,000)
Corteva, Inc.	875	05/16/25	USD	65.00	USD	5,506	(166,250)
CRH PLC	214	05/16/25	USD	95.00	USD	1,883	(46,545)
Exxon Mobil Corp.	390	05/16/25	USD	115.00	USD	4,638	(251,550)
First Quantum Minerals Ltd.	1,076	05/16/25	CAD	23.00	CAD	2,082	(39,255)
Freeport-McMoRan, Inc.	419	05/16/25	USD	47.00	USD	1,586	(10,685)
International Paper Co.	227	05/16/25	USD	60.00	USD	1,211	(11,350)
Ivanhoe Mines Ltd., Class A	2,105	05/16/25	CAD	16.00	CAD	2,572	(21,210)
Nutrien Ltd.	835	05/16/25	USD	55.00	USD	4,147	(45,925)
Packaging Corp. of America	192	05/16/25	USD	210.00	USD	3,802	(59,520)
Permian Resources Corp.	632	05/16/25	USD	15.00	USD	875	(22,120)
Shell PLC, ADR	798	05/16/25	USD	72.50	USD	5,848	(211,470)
Smurfit WestRock PLC	900	05/16/25	USD	47.00	USD	4,055	(119,875)
Suncor Energy, Inc.	216	05/16/25	CAD	58.00	CAD	1,204	(13,434)
Targa Resources Corp.	34	05/16/25	USD	210.00	USD	682	(20,400)
TechnipFMC PLC	405	05/16/25	USD	30.00	USD	1,283	(113,400)
Teck Resources Ltd., Class B	186	05/16/25	USD	46.00	USD	678	(3,441)
U.S. Steel Corp.	350	05/16/25	USD	46.00	USD	1,479	(70,700)
Vale SA, ADR	1,972	05/16/25	USD	11.00	USD	1,968	(22,678)
							$ (5,383,850)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
UPM-Kymmene OYJ	Goldman Sachs International	75,000	04/01/25	EUR	28.61	EUR	1,861	$ —
Anglo American PLC	UBS AG	233,900	04/03/25	GBP	24.47	GBP	5,075	(103)
BP PLC	Bank of America N.A.	832,000	04/03/25	GBP	4.76	GBP	3,614	(22)
Norsk Hydro ASA	UBS AG	497,614	04/03/25	NOK	68.62	NOK	30,265	(15)
Anglo American Platinum Ltd.	Bank of America N.A.	22,000	04/09/25	ZAR	691.35	ZAR	16,223	(58,990)
Rio Tinto PLC	Goldman Sachs International	104,900	04/10/25	GBP	51.40	GBP	4,873	(1,260)
BP PLC	Bank of America N.A.	814,100	04/15/25	GBP	4.64	GBP	3,537	(17,593)
Rio Tinto PLC	UBS AG	52,200	04/15/25	GBP	52.64	GBP	2,425	(1,430)
Graphic Packaging Holding Co.	UBS AG	103,900	04/22/25	USD	27.05	USD	2,697	(68,610)
Barrick Gold Corp.	Citibank N.A.	92,600	04/29/25	USD	20.19	USD	1,800	(38,806)
Graphic Packaging Holding Co.	Barclays Bank PLC	75,400	04/29/25	USD	26.45	USD	1,957	(68,153)
Mondi PLC	BNP Paribas SA	52,800	04/29/25	GBP	12.87	GBP	610	(2,635)
UPM-Kymmene OYJ	BNP Paribas SA	34,100	04/29/25	EUR	28.17	EUR	846	(3,071)
Smurfit WestRock PLC	Morgan Stanley & Co. International PLC	47,300	04/30/25	USD	50.90	USD	2,131	(26,074)
Glencore PLC	Bank of America N.A.	438,200	05/06/25	GBP	3.27	GBP	1,242	(10,262)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Mondi PLC	Bank of America N.A.	91,700	05/06/25	GBP	12.71	GBP	1,059	$ (6,650)
Norsk Hydro ASA	UBS AG	674,600	05/06/25	NOK	72.17	NOK	41,029	(27,506)
Glencore PLC	Barclays Bank PLC	817,400	05/08/25	GBP	3.16	GBP	2,316	(27,294)
Anglo American Platinum Ltd.	Goldman Sachs International	20,900	05/13/25	ZAR	783.82	ZAR	15,412	(10,927)
Heidelberg Materials AG	Citibank N.A.	18,900	05/13/25	EUR	171.88	EUR	3,013	(60,855)
Mondi PLC	UBS AG	95,000	05/13/25	GBP	12.70	GBP	1,097	(7,604)
UPM-Kymmene OYJ	Barclays Bank PLC	75,000	05/13/25	EUR	26.62	EUR	1,861	(25,982)
Anglo American PLC	Bank of America N.A.	137,900	05/15/25	GBP	23.22	GBP	2,992	(112,344)
Norsk Hydro ASA	Citibank N.A.	616,000	05/15/25	NOK	64.75	NOK	37,465	(64,287)
								$ (640,473)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 68,945,938	$ —	$ —	$ 68,945,938
Construction Materials	8,119,015	8,815,386	—	16,934,401
Containers & Packaging	71,905,870	—	—	71,905,870
Energy Equipment & Services	6,357,711	—	—	6,357,711
Food Products	—	—	8,105,909	8,105,909
Metals & Mining	207,654,124	98,101,453	12	305,755,589
Oil, Gas & Consumable Fuels	224,089,034	24,419,541	641	248,509,216
Paper & Forest Products	—	23,129,241	—	23,129,241
Corporate Bonds	—	7,200,000	—	7,200,000
Short-Term Securities
Money Market Funds	40,311,242	—	—	40,311,242
	$627,382,934	$161,665,621	$8,106,562	$797,155,117
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (5,120,253)	$ (904,070)	$ —	$ (6,024,323)

(a)	Derivative financial instruments are options written. Options written are shown at value.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of December 31, 2024	$ 8,643,354
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(536,792)
Purchases	—
Sales	—
Closing balance, as of March 31, 2025	$ 8,106,562
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (536,792)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $653.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$8,105,909	Market	EBITDA Multiple	11.50x	—

	$8,105,909

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company